Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Provision for Income Taxes
(BENEFIT) PROVISION FOR INCOME TAXES

(In millions)	2014	2013	2012

GE
Current tax expense	$2,110	$4,239	$2,307
Deferred tax expense (benefit) from temporary differences	(476)	(2,571)	(294)
	1,634	1,668	2,013
GECC
Current tax expense (benefit)	1,199	229	1,657
Deferred tax expense (benefit) from temporary differences	(837)	(750)	(574)
	362	(521)	1,083
Consolidated
Current tax expense	3,309	4,468	3,964
Deferred tax expense (benefit) from temporary differences	(1,313)	(3,321)	(868)
Total	$1,996	$1,147	$3,096

CONSOLIDATED EARNINGS FROM CONTINUING OPERATIONS BEFORE INCOME TAXES

(In millions)	2014	2013	2012

U.S. earnings	$5,980	$6,218	$8,633
Non-U.S. earnings	10,470	8,679	8,502
Total	$16,450	$14,897	$17,135

CONSOLIDATED (BENEFIT) PROVISION FOR INCOME TAXES

(In millions)	2014	2013	2012

U.S. Federal
Current(a)	$529	$809	$1,340
Deferred	(195)	(2,520)	(656)
Non - U.S.
Current	2,850	3,443	2,435
Deferred	(943)	(809)	(166)
Other	(245)	224	143
Total	$1,996	$1,147	$3,096

Includes the benefit from GECC deductions and credits applied against GE’s current U.S. tax expense.

Reconciliation of Unrecognized Tax Benefits
UNRECOGNIZED TAX BENEFITS RECONCILIATION

(In millions)	2014	2013

Balance at January 1,	$5,816	$5,445
Additions for tax positions of the current year	234	771
Additions for tax positions of prior years	673	872
Reductions for tax positions of prior years	(761)	(1,140)
Settlements with tax authorities	(305)	(98)
Expiration of the statute of limitations	(38)	(34)
Balance at December 31	$5,619	$5,816

Unrecognized tax benefits
UNRECOGNIZED TAX BENEFITS

December 31 (In millions)	2014	2013

Unrecognized tax benefits	$5,619	$5,816
Portion that, if recognized, would reduce tax expense and effective tax rate(a)	4,059	4,307
Accrued interest on unrecognized tax benefits	807	975
Accrued penalties on unrecognized tax benefits	103	164
Reasonably possible reduction to the balance of unrecognized tax benefits in succeeding 12 months	0-900	0-900
Portion that, if recognized, would reduce tax expense and effective tax rate(a)	0-300	0-350

(a) Some portion of such reduction may be reported as discontinued operations.

Reconciliation of Income Tax Rate
RECONCILIATION OF U.S. FEDERAL STATUTORY INCOME TAX RATE TO ACTUAL INCOME TAX RATE

	Consolidated			GE			GECC
	2014	2013	2012	2014	2013	2012	2014	2013	2012

U.S. federal statutory income tax rate	35.0%	35.0%	35.0%	35.0%	35.0%	35.0%	35.0%	35.0%	35.0%
Increase (reduction) in rate resulting from
inclusion of after-tax earnings of GECC in
before-tax earnings of GE	-	-	-	(13.9)	(14.9)	(14.3)	-	-	-
Tax on global activities including exports(a)	(16.7)	(20.9)	(9.2)	(8.4)	(4.6)	(4.5)	(20.7)	(39.8)	(11.2)
U.S. business credits(b)	(2.2)	(3.3)	(2.0)	(0.7)	(1.6)	(0.7)	(3.8)	(3.9)	(3.0)
Business Property disposition	-	-	(1.9)	-	-	-	-	-	(4.2)
All other – net	(4.0)	(3.1)	(3.8)	(1.7)	(3.0)	(2.9)	(5.2)	0.1	(2.5)
	(22.9)	(27.3)	(16.9)	(24.7)	(24.1)	(22.4)	(29.7)	(43.6)	(20.9)
Actual income tax rate	12.1%	7.7%	18.1%	10.3%	10.9%	12.6%	5.3%	(8.6)%	14.1%

  Included (1.8)% and (4.3)% in consolidated and GECC, respectively, related to the sale of GEMB-Nordic in 2014 and (6.5)% and (16.1)% in consolidated and GECC, respectively, related to the sale of 68.5% of our Swiss consumer finance bank, Cembra Money Bank AG (Cembra), through an initial public offering in 2013.
  U.S. general business credits, primarily the credit for manufacture of energy efficient appliances, the credit for energy produced from renewable sources, the advanced energy project credit, the low-income housing credit and the credit for research performed in the U.S.

Schedule of Deferred Tax Assets and Liabilities
December 31 (In millions)	2014	2013

Assets
GE	$19,942	$15,284
GECC	10,789	10,875
	30,731	26,159
Liabilities
GE	(11,170)	(10,223)
GECC	(18,208)	(17,366)
	(29,378)	(27,589)
Net deferred income tax asset (liability)	$1,353	$(1,430)

COMPONENTS OF THE NET DEFERRED INCOME TAX ASSET (LIABILITY)

December 31 (In millions)	2014	2013

GE
Principal pension plans	$7,859	$3,436
Provision for expenses(a)	6,192	5,934
Retiree insurance plans	3,462	3,154
Non-U.S. loss carryforwards(b)	738	874
Contract costs and estimated earnings	(3,996)	(3,550)
Intangible assets	(2,364)	(2,268)
Depreciation	(1,226)	(1,079)
Investment in global subsidiaries	(979)	(1,077)
Other – net	(914)	(363)
	8,772	5,061
GECC
Operating leases	(6,345)	(6,285)
Financing leases	(4,044)	(4,078)
Intangible assets	(1,956)	(1,907)
Net unrealized gains (losses) on securities	(511)	(163)
Cash flow hedges	(94)	(121)
Non-U.S. loss carryforwards(b)	3,228	2,835
Allowance for losses	2,068	2,401
Investment in global subsidiaries	1,717	1,432
Other – net	(1,482)	(605)
	(7,419)	(6,491)
Net deferred income tax asset (liability)	$1,353	$(1,430)

(a) Represented the tax effects of temporary differences related to expense accruals for a wide variety of items, such as employee compensation and benefits, other pension plan liabilities, interest on tax liabilities, product warranties and other sundry items that are not currently deductible.

(b) Net of valuation allowances of $2,015 million and $2,089 million for GE and $544 million and $498 million for GECC, for 2014 and 2013, respectively. Of the net deferred tax asset as of December 31, 2014, of $3,966 million, $41 million relates to net operating loss carryforwards that expire in various years ending from December 31, 2015 through December 31, 2017; $75 million relates to net operating losses that expire in various years ending from December 31, 2018 through December 31, 2034 and $3,850 million relates to net operating loss carryforwards that may be carried forward indefinitely.